Pension Plans	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension Plans

17.	PENSION PLANS
The Company maintains two principal defined benefit pension plans that cover approximately half of the Company's employees in the United States and United Kingdom. Both of these plans are now closed to new entrants and with effect from May 15, 2009, the Company closed the US defined benefit plan to future accrual. New employees in the United Kingdom are offered the opportunity to join a defined contribution plan and in the United States are offered the opportunity to join a 401(k) plan. In addition to the Company’s UK and US defined benefit pension plans, the Company has several smaller defined benefit pension plans in certain other countries in which it operates including a US non-qualified plan and an unfunded plan in the UK. Elsewhere, pension benefits are typically provided through defined contribution plans. It is the Company’s policy to fund pension costs as required by applicable laws and regulations.
At December 31, 2014, the Company recorded, on the Consolidated Balance Sheets:

•	a pension benefit asset of $314 million (2013: $278 million) representing:

•	$314 million (2013: $276 million) in respect of the UK defined benefit pension plan; and

•	$nil (2013: $2 million) in respect of the international defined benefit pension plans.

•	a total liability for pension benefits of $284 million (2013: $136 million) representing:

•	$245 million (2013: $107 million) in respect of the US defined benefit pension plan; and

•	$39 million (2013: $29 million) in respect of the international, US non-qualified and UK unfunded defined benefit pension plans.
UK and US defined benefit plans
The following schedules provide information concerning the Company’s UK and US defined benefit pension plans as of and for the years ended December 31:

	UK Pension Benefits		US Pension Benefits
	2014	2013	2014	2013
	(millions)
Change in benefit obligation:
Benefit obligation, beginning of year	$2,785	$2,582	$864	$958
Service cost	41	37	—	—
Interest cost	121	109	40	38
Employee contributions	2	2	—	—
Actuarial loss (gain)	390	79	183	(81)
Curtailment gain	(2)	—	—	—
Benefits paid	(85)	(78)	(36)	(51)
Foreign currency changes	(168)	54	—	—
Benefit obligations, end of year	3,084	2,785	1,051	864
Change in plan assets:
Fair value of plan assets, beginning of year	3,061	2,716	757	708
Actual return on plan assets	520	255	65	60
Employee contributions	2	2	—	—
Employer contributions	91	100	20	40
Benefits paid	(85)	(78)	(36)	(51)
Foreign currency changes	(191)	66	—	—
Fair value of plan assets, end of year	3,398	3,061	806	757
Funded status at end of year	$314	$276	$(245)	$(107)
Components on the Consolidated Balance Sheets:
Pension benefits asset	$314	$276	$—	$—
Liability for pension benefits	—	—	(245)	(107)

Amounts recognized in accumulated other comprehensive loss consist of:

	UK Pension Benefits		US Pension Benefits
	2014	2013	2014	2013
		(millions)
Net actuarial loss	$809	$815	$399	$233
Prior service gain	(20)	(24)	—	—

The accumulated benefit obligations for the Company’s UK and US defined benefit pension plans were $3,017 million and $1,051 million, respectively (2013: $2,701 million and $864 million, respectively).
The components of the net periodic benefit (income) cost and other amounts recognized in other comprehensive loss for the UK and US defined benefit plans are as follows:

	Years ended December 31,
	UK Pension Benefits			US Pension Benefits
	2014	2013	2012	2014	2013	2012
			(millions)
Components of net periodic benefit (income) cost:
Service cost	$41	$37	$35	$—	$—	$—
Interest cost	121	109	108	40	38	41
Expected return on plan assets	(213)	(191)	(181)	(54)	(51)	(46)
Amortization of unrecognized prior service gain and curtailment gain	(4)	(5)	(6)	—	—	—
Amortization of unrecognized actuarial loss	42	45	39	6	9	8
Net periodic benefit (income) cost	$(13)	$(5)	$(5)	$(8)	$(4)	$3
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Net actuarial loss (gain)	$83	$15	$141	$172	$(90)	$37
Amortization of unrecognized actuarial loss	(42)	(45)	(39)	(6)	(9)	(8)
Amortization of unrecognized prior service gain and curtailment gain	4	5	6	—	—	—
Curtailment gain	(2)	—	—	—	—	—
Total recognized in other comprehensive income (loss)	$43	$(25)	$108	$166	$(99)	$29
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$30	$(30)	$103	$158	$(103)	$32

The estimated net loss and prior service cost for the UK and US defined benefit plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year are:

	UK Pension Benefits	US Pension Benefits
	(millions)
Estimated net loss	$39	$11
Prior service gain	(3)	—

The following schedule provides other information concerning the Company’s UK and US defined benefit pension plans:

	Years ended December 31,
	UK Pension Benefits		US Pension Benefits
	2014	2013	2014	2013
Weighted-average assumptions to determine benefit obligations:
Discount rate	3.6%	4.4%	3.9%	4.8%
Rate of compensation increase	2.9%	3.2%	N/A	N/A
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	4.4%	4.4%	4.8%	4.1%
Expected return on plan assets	7.0%	7.3%	7.3%	7.3%
Rate of compensation increase	3.2%	2.3%	N/A	N/A

The expected return on plan assets was determined on the basis of the weighted-average of the expected future returns of the various asset classes, using the target allocations shown below. The expected returns on UK plan assets are: UK and foreign equities 8.86 percent, debt securities 4.38 percent, hedge funds 8.38 percent and real estate 6.53 percent. The expected returns on US plan assets are: US and foreign equities 11.0 percent and debt securities 3.6 percent.
The Company’s pension plan asset allocations based on fair values were as follows:

	Years ended December 31,
	UK Pension Benefits		US Pension Benefits
Asset Category	2014	2013	2014	2013
Equity securities	34%	36%	48%	52%
Debt securities	45%	38%	49%	46%
Hedge funds	14%	17%	—%	—%
Real estate	3%	3%	—%	—%
Cash	4%	6%	—%	—%
Other	—%	—%	3%	2%
Total	100%	100%	100%	100%

In the United Kingdom, the pension trustees, in consultation with the Company, maintain a diversified asset portfolio and this together with contributions made by the Company is expected to meet the pension scheme’s liabilities as they become due. The UK plan’s assets are divided into 13 separate portfolios according to asset class and managed by 10 investment managers. The broad target allocations are UK and foreign equities (36.5 percent), debt securities (43.5 percent), hedge funds (15 percent) and real estate (5 percent). In the United States, the Company’s investment policy is to maintain a diversified asset portfolio, which together with contributions made by the Company is expected to meet the pension scheme’s liabilities as they become due. The US plan’s assets are currently invested in 18 funds representing most standard equity and debt security classes. The broad target allocations are US and foreign equities (50 percent) and debt securities (50 percent).
Fair Value Hierarchy
The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value:

•	Level 1: refers to fair values determined based on quoted market prices in active markets for identical assets;

•	Level 2: refers to fair values estimated using observable market based inputs or unobservable inputs that are corroborated by market data; and

•	Level 3: includes fair values estimated using unobservable inputs that are not corroborated by market data.
The following tables present, at December 31, 2014 and 2013, for each of the fair value hierarchy levels, the Company’s UK pension plan assets that are measured at fair value on a recurring basis.

	UK Pension Plan
December 31, 2014	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$565	$185	$—	$750
UK equities	234	15	—	249
Other equities	26	124	—	150
Fixed income securities:
US Government bonds	81	2	—	83
UK Government bonds	783	6	—	789
Other Government bonds	3	3	99	105
UK corporate bonds	—	103	—	103
Other corporate bonds	113	33	—	146
Derivatives	—	293	—	293
Real estate	—	—	124	124
Cash and cash equivalents	124	13	—	137
Other investments:
Hedge funds	—	—	487	487
Other	—	(18)	—	(18)
Total	$1,929	$759	$710	$3,398

	UK Pension Plan
December 31, 2013	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$659	$81	$—	$740
UK equities	239	17	—	256
Other equities	40	63	—	103
Fixed income securities:
US Government bonds	31	—	—	31
UK Government bonds	656	—	—	656
Other Government bonds	7	—	100	107
UK corporate bonds	75	—	—	75
Other corporate bonds	151	—	—	151
Derivatives	—	154	—	154
Real estate	—	—	92	92
Cash and cash equivalents	163	—	—	163
Other investments:
Hedge funds	—	28	477	505
Other	—	28	—	28
Total	$2,021	$371	$669	$3,061

The UK plan’s real estate investment comprises UK property and infrastructure investments which are valued by the fund manager taking into account cost, independent appraisals and market based comparable data. The UK plan’s hedge fund investments are primarily invested in various ‘fund of funds’ and are valued based on net asset values calculated by the fund and are not publicly available. Liquidity is typically monthly and is subject to liquidity of the underlying funds. The UK plan’s Other Government Bonds investments are primarily invested in investment-grade emerging and developed market government bonds. Funds are valued on a net asset value basis, with the underlying bond instruments being valued using bid-side, clean pricing from approved pricing vendors. Prices are not publicly available.
The following tables present, at December 31, 2014 and 2013, for each of the fair value hierarchy levels, the Company’s US pension plan assets that are measured at fair value on a recurring basis.

	US Pension Plan
December 31, 2014	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$115	$117	$—	$232
Non US equities	110	44	—	154
Fixed income securities:
US Government bonds	—	72	—	72
US corporate bonds	—	171	—	171
International fixed income securities	59	42	—	101
Municipal & Non US government bonds	—	32	—	32
Other investments:
Mortgage backed securities	—	16	—	16
Other	20	8	—	28
Total	$304	$502	$—	$806

	US Pension Plan
December 31, 2013	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$120	$125	$—	$245
Non US equities	116	33	—	149
Fixed income securities:
US Government bonds	—	55	—	55
US corporate bonds	—	151	—	151
International fixed income securities	58	42	—	100
Municipal & Non US government bonds	—	30	—	30
Other investments:
Mortgage backed securities	—	12	—	12
Other	9	6	—	15
Total	$303	$454	$—	$757

Equity securities comprise:

•	ordinary shares and preferred shares which are valued using quoted market prices; and

•	pooled investment vehicles which are valued at their net asset values as calculated by the investment manager and typically have daily or weekly liquidity.
Fixed income securities comprise US, UK and other Government Treasury Bills, loan stock, index linked loan stock and UK and other corporate bonds which are typically valued using quoted market prices. Certain of these investments are classified as Level 2 investments on the basis that the assets are valued at their net asset values calculated by the investment manager and liquidity is not daily.

Level 3 investments
As a result of the inherent limitations related to the valuations of the Level 3 investments, due to the unobservable inputs of the underlying funds, the estimated fair value may differ significantly from the values that would have been used had a market for those investments existed.
The following table summarizes the changes in the UK pension plan’s Level 3 assets for the years ended December 31, 2014 and 2013:

UK Pension
Plan
Level 3
(millions)
Balance at January 1, 2013	$507
Purchases, sales, issuances and settlements, net	121
Unrealized and realized gains relating to instruments still held at end of year	29
Foreign exchange	12
Balance at December 31, 2013	$669
Purchases, sales, issuances and settlements, net	40
Unrealized and realized gains relating to instruments still held at end of year	24
Foreign exchange	(23)
Balance at December 31, 2014	$710

In 2015, the Company expects to make contributions to the UK plan of approximately $96 million and $10 million to the US plan. In addition, approximately $10 million will be paid in 2015 into the UK defined benefit plan related to employee's salary sacrifice contributions.
The following benefit payments, which reflect expected future service, as appropriate, are estimated to be paid by the UK and US defined benefit pension plans:

Expected future benefit payments	UK Pension Benefits	US Pension Benefits
	(millions)
2015	83	41
2016	84	43
2017	87	46
2018	89	49
2019	92	51
2019-2023	505	284

Willis North America has a 401(k) plan covering all eligible employees of Willis North America and its subsidiaries. The plan allows participants to make pre-tax contributions which the Company, at its discretion may match. The Company did not make any matching contributions in any year presented other than for former HRH employees whose contributions were matched up to 75 percent under the terms of the acquisition. All investment assets of the plan are held in a trust account administered by independent trustees. The Company’s 401(k) matching contributions for 2014 were $15 million (2013: $15 million; 2012: $10 million), matching contributions were increased 1 percent during 2013.

Other defined benefit pension plans
In addition to the Company’s UK and US defined benefit pension plans, the Company has several smaller defined benefit pension plans in certain other countries in which it operates together with a non-qualified defined benefit pension plan in the United States and an unfunded defined benefit pension plan in the United Kingdom.
For disclosure purposes these smaller additional US and UK plans are combined with the Company's other defined benefit pension plans in the tables below.
In total, a $39 million net pension benefit liability (2013: $27 million) has been recognized in respect of these other schemes.
The following schedules provide information concerning the Company’s international, US non-qualified and UK unfunded defined benefit pension plans:

	Other defined benefit plans
	2014	2013
	(millions)
Change in benefit obligation:
Benefit obligation, beginning of year	$195	$180
Service cost	3	3
Interest cost	7	7
Actuarial loss (gain)	38	(5)
Benefits paid	(9)	(6)
Reclassification from other non-current liabilities (i)	—	10
Foreign currency changes	(24)	6
Benefit obligations, end of year	210	195
Change in plan assets:
Fair value of plan assets, beginning of year	168	150
Actual return on plan assets	25	9
Employer contributions	11	10
Benefits paid	(9)	(6)
Foreign currency changes	(24)	5
Fair value of plan assets, end of year	171	168
Funded status at end of year	$(39)	$(27)
Components on the Consolidated Balance Sheets:
Pension benefits asset	$—	$2
Liability for pension benefits	$(39)	$(29)

_________________________________

(i)	Represents the transfer in of the benefit obligation for UK unfunded plan from non-current other liabilities.

Amounts recognized in accumulated other comprehensive loss consist of a net actuarial loss of $42 million (2013: $27 million).
The accumulated benefit obligation for the Company’s other defined benefit pension plans was $203 million (2013: $191 million).
The components of the net periodic benefit cost and other amounts recognized in other comprehensive loss for the other defined benefit pension plans are as follows:

	Other defined benefit plans
	2014	2013	2012
	(millions)
Components of net periodic benefit cost:
Service cost	$3	$3	$3
Interest cost	7	7	7
Expected return on plan assets	(6)	(6)	(6)
Amortization of unrecognized actuarial loss	—	1	—
Net periodic benefit cost	$4	$5	$4
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Amortization of unrecognized actuarial loss	$—	$(1)	$—
Net actuarial loss (gain)	19	(8)	25
Total recognized in other comprehensive loss (income)	19	(9)	25
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$23	$(4)	$29

The estimated net loss for the other defined benefit pension plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year is $1 million.
The following schedule provides other information concerning the Company’s other defined benefit pension plans:

Other defined benefit plans
	2014	2013
Weighted-average assumptions to determine benefit obligations:
Discount rate	2.00% - 3.60%	3.30% - 4.40%
Rate of compensation increase	2.00% - 3.50%	2.00% - 2.50%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	3.30% - 4.40%	2.50% - 4.40%
Expected return on plan assets	2.00% - 4.66%	2.00% - 4.66%
Rate of compensation increase	2.00% - 2.50%	2.00% - 2.50%

The determination of the expected long-term rate of return on the other defined benefit plan assets is dependent upon the specific circumstances of each individual plan. The assessment may include analyzing historical investment performance, investment community forecasts and current market conditions to develop expected returns for each asset class used by the plans.
The Company’s other defined benefit pension plan asset allocations at December 31, 2014 based on fair values were as follows:

	Other defined benefit plans
Asset Category	2014	2013
Equity securities	24%	35%
Debt securities	40%	39%
Real estate	3%	3%
Derivatives	13%	14%
Other	20%	9%
Total	100%	100%

The investment policies for the international plans vary by jurisdiction but are typically established by the local pension plan trustees, where applicable, and seek to maintain the plans’ ability to meet liabilities of the plans as they fall due and to comply with local minimum funding requirements.
Fair Value Hierarchy
The following tables present, at December 31, 2014 and 2013, for each of the fair value hierarchy levels, the Company’s other defined benefit pension plan assets that are measured at fair value on a recurring basis.

	Other defined benefit plans
December 31, 2014	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$18	$—	$—	$18
UK equities	4	—	—	4
Overseas equities	18	—	—	18
Fixed income securities:
Other Government bonds	65	—	—	65
Corporate bonds	4	—	—	4
Derivative instruments	—	23	—	23
Real estate	—	—	6	6
Cash	11	—	—	11
Other investments:
Other investments	14	—	8	22
Total	$134	$23	$14	$171

	Other defined benefit plans
December 31, 2013	Level 1	Level 2	Level 3	Total
		(millions)
Equity securities:
US equities	$29	$—	$—	$29
UK equities	5	—	—	5
Overseas equities	26	—	—	26
Fixed income securities:
Other Government bonds	61	—	—	61
Corporate bonds	4	—	—	4
Derivative instruments	—	23	—	23
Real estate	—	—	5	5
Cash	8	—	—	8
Other investments:
Other investments	—	—	7	7
Total	$133	$23	$12	$168

Equity securities comprise:
ordinary shares which are valued using quoted market prices; and

•	unit linked funds which are valued at their net asset values as calculated by the investment manager and typically have daily liquidity.
Fixed income securities include overseas Government bonds which are typically valued using quoted market prices and derivative instruments which are valued using an income approach typically using swap curves as an input.
Real estate investment comprises overseas property and infrastructure investments which are valued by fund managers taking into account cost, independent appraisals and market based comparable data.
Assets classified as Level 3 investments did not materially change during the year ended December 31, 2014.
In 2015, the Company expects to contribute $10 million to the other defined benefit pension plans.
The following benefit payments, which reflect expected future service, as appropriate, are estimated to be paid by the other defined benefit pension plans:

Other defined benefit plans
Pension
Expected future benefit payments	Benefits
(millions)
2015	$5
2016	6
2017	6
2018	6
2019	6
2019-2023	32